LONG-TERM DEBT (Details)		1 Months Ended																			3 Months Ended			12 Months Ended
	Jan. 30, 2013	Feb. 28, 2018 USD ($)	Aug. 31, 2017 USD ($) carrier subsidiary	Jun. 30, 2017	Oct. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) carrier subsidiary	Jul. 31, 2015 USD ($) carrier subsidiary	Jun. 30, 2015 USD ($) carrier containership subsidiary	Dec. 31, 2014 subsidiary	Nov. 30, 2014 USD ($) containership subsidiary	Sep. 30, 2014 USD ($) containership subsidiary	Aug. 31, 2014 USD ($) vessel subsidiary	Jun. 30, 2014 USD ($) subsidiary	Mar. 31, 2014	Jan. 31, 2013 USD ($) $ / shares shares	May 31, 2011 USD ($) vessel subsidiary	Mar. 31, 2011 USD ($) carrier	Nov. 30, 2010 USD ($) carrier subsidiary	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2018 USD ($) carrier subsidiary	Dec. 31, 2018 NOK (kr) carrier subsidiary	Dec. 31, 2017 USD ($) carrier shares	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2018 shares	Dec. 31, 2018 containership	Dec. 31, 2018 vessel	Dec. 31, 2018 $ / shares	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Sep. 30, 2018 containership	Sep. 13, 2018 NOK (kr)	May 31, 2018 containership	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) $ / shares shares	Apr. 05, 2018 containership	Dec. 31, 2017 NOK (kr) carrier shares	Oct. 31, 2017 NOK (kr)	Jun. 22, 2017 NOK (kr)	Nov. 30, 2016 USD ($) shares	Oct. 05, 2016 USD ($) $ / shares shares	Feb. 29, 2016 vessel	Dec. 30, 2014 USD ($)	Mar. 19, 2014 NOK (kr)
Debt Instrument [Line Items]
Document Period End Date																								Dec. 31, 2018	Dec. 31, 2018
Own-share Lending Arrangement, Shares, Total Authorised for share lending arrangement | shares																													7,000,000
Repurchase of bonds																					$ 12,800,000	$ 0		$ 97,248,000		$ 68,383,000		$ 296,800,000
Debt Instrument, Convertible, Carrying Amount of Equity Component																										0								$ 500,000
gain on repurchase of bonds																					900,000			400,000		0		0
Long-term debt																										1,522,900,000								1,460,347,000
Less: unamortized debt issuance costs																										(18,893,000)								(23,267,000)
Less : current portion of long-term debt																										(313,823,000)								(267,149,000)
Total long-term debt, non-current portion																										1,190,184,000								1,169,931,000
Long-term Debt, by Maturity [Abstract]
2019																																		267,149,000
2020																																		196,093,000
2021																																		463,516,000
2022																																		199,466,000
2023																																		321,830,000
Thereafter																																		12,293,000
Long-term debt																										$ 1,522,900,000								1,460,347,000
Three month dollar LIBOR rate (in hundredths)																										1.694%							2.808%									1.694%
Three month Norwegian kroner NIBOR rate (in hundredths)																										0.81%							1.27%									0.81%
Number of Container Vessels acquired | containership																														15						3		4			15
Share Price | $ / shares																																$ 10.53
Gain (Loss) on Extinguishment of Debt																								$ 1,146,000		$ (2,305,000)		$ (8,802,000)
Equity component of convertible bond issuance due 2021															$ 20,700,000
Number of car carriers | carrier																								2	2
Number Of Vessels Sold																							1					1		1			1														1
Number of container vessels | vessel																							1					1
Number of vessels delivered																										(2)	(2)
Book value of assets pledged under ship mortgages																										$ 1,908,000,000								1,527,000,000
Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Premium of Convertible Debt if Converted at Balance Sheet Date																																		65,500,000
Repurchase of bonds																					$ 12,300,000					0
Debt Instrument, Convertible, Carrying Amount of Equity Component																										0								600,000
Long-term Debt, by Maturity [Abstract]
Debt amount																																							$ 14,000,000	$ 150,000,000
Conversion price (in dollars per share) | $ / shares																																17.0308								$ 18.9300
Amortization of deferred charges																								$ 1,000,000		$ 0
Shares issued on conversion of convertible debt | shares																													58.7171											52.8157
Common Stock, Shares Loaned to Affiliate (in shares) | shares																													3,765,842											3,765,842
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																																		0
Long-term Debt, by Maturity [Abstract]
Long-term debt																																		0
Debt Conversion, Converted Instrument, Amount																								$ 121,000,000
Repayments of Debt		$ 63,200,000
Shares issued on conversion of convertible debt | shares																										9,418,798			651,365													9,418,798
US Dollar 45 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										$ 36,000,000								45,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										36,000,000								45,000,000
Debt amount													$ 45,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													7
Debt Instrument, Term													5 years
Number of container vessels | containership								7
NOK600million senior unsecured floating rate bonds due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt																																		69,400,000	kr 600,000,000							kr 0
Long-term Debt, by Maturity [Abstract]
Long-term debt																																		69,400,000	600,000,000							0
Debt amount | kr																																					kr 600,000,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Long-term Debt, by Maturity [Abstract]
Interest rate															3.25%
Maturity date of debt	Feb. 01, 2018
Debt amount															$ 350,000,000
Conversion price (in dollars per share) | $ / shares															$ 21.945
Premium of conversion price to share price															33.00%
Repayments of Debt																										165,800,000
Gain (Loss) on Extinguishment of Debt																							$ 0			(1,500,000)		$ (8,802,000)
Common shares loaned to affiliate | shares															6,060,606
Debt Instrument, Related Party Share Loan Fee															$ 1,000,000
Write off of Deferred Debt Issuance Cost | kr																									kr 0		kr 16,400,000
NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt																										92,477,000								77,700,000	672,000,000							758,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										92,477,000								77,700,000	672,000,000							758,000,000
Maturity date of debt														Mar. 19, 2019
Debt amount | kr																																																	kr 900,000,000
Repayments of Debt | kr																									kr 228,000,000		kr 142,000,000
Redemption price of debt (in hundredths)																																																	100.50%
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt																										61,001,000								57,829,000	500,000,000							500,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										61,001,000								57,829,000	kr 500,000,000							kr 500,000,000
Maturity date of debt				Jun. 22, 2020																				Jun. 22, 2020	Jun. 22, 2020
Debt amount | kr																																											kr 500,000,000.0	kr 500,000,000
NOK 600 Million Senior Unsecured Bond due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt																										0								69,395,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										0								69,395,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Premium of Convertible Debt if Converted at Balance Sheet Date																																		77,500,000
Long-term Debt, by Maturity [Abstract]
Interest rate																																														5.75%
Maturity date of debt					Oct. 15, 2021
Debt amount																																														$ 225,000,000
Conversion price (in dollars per share) | $ / shares																																$ 15.8924														$ 17.7747
Repayments of Debt																								$ 12,800,000		0
Debt Instrument, Related Party Share Loan Fee																																													$ 80,000	$ 120,000
Equity component of convertible bond issuance due 2021					$ 4,600,000																			4,100,000
Amortization of deferred charges																								$ 900,000		900,000
Shares issued on conversion of convertible debt | shares																													62.9233																	56.2596
Denomination of unsecured corporate bond																																														$ 1,000
Minimum dividend before convertible debt rate is adjusted | $ / shares																																														$ 0.225
Own-share Lending Arrangement, Shares, Outstanding | shares																																														8,000,000
Common Stock, Shares Loaned to Affiliate (in shares) | shares																																													8,000,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																										63,218,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										63,218,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long-term debt																										1,081,204,000								891,471,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										$ 1,081,204,000								891,471,000
Weighted average interest rate (in hundredths)																										4.26%							4.22%									4.26%
Number Of Vessels Sold | vessel																																															1
Floating Rate Debt [Member] | US dollar 50 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt amount																				$ 50,000,000
Term of loan in years																								7 years	7 years
Floating Rate Debt [Member] | US dollar 50 million secured term loan facility (June 2018) [Member]
Debt Instrument [Line Items]
Long-term debt																										$ 0								46,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										0								46,900,000
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (February 2010) [Member]
Debt Instrument [Line Items]
Long-term debt																										20,600,000								17,800,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										20,600,000								17,800,000
Debt amount																				$ 42,600,000.0
Term of loan in years																				5 years
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (March 2010) [Member]
Debt Instrument [Line Items]
Long-term debt																										20,600,000								17,800,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										20,600,000								17,800,000
Debt amount																			$ 42,600,000.0
Term of loan in years																			5 years
Floating Rate Debt [Member] | US$ 54 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										26,300,000								0
Long-term Debt, by Maturity [Abstract]
Long-term debt																										26,300,000								0
Debt amount																		$ 53,700,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																		2
Debt Instrument, Term																		8 years
Floating Rate Debt [Member] | US dollar 17.5 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt amount																										0								17,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																								2	2
Number of vessels against which loan was secured | carrier																		2
Debt Instrument, Term																								5 years	5 years
Floating Rate Debt [Member] | US$ 75 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										39,000,000								32,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										39,000,000								32,700,000
Debt amount																	$ 75,400,000.0
Term of loan in years																	8 years
Number of vessels against which loan was secured | carrier																	3
Floating Rate Debt [Member] | US$ 171 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										98,000,000								73,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										98,000,000								73,700,000
Debt amount																$ 171,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																8
Term of loan in years																10 years
Number of vessels against which loan was secured | vessel																7
Floating Rate Debt [Member] | US Dollar 45 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Available amount under revolving part of credit facility																										9,000,000								0
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										44,100,000								44,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										44,100,000								44,100,000
Debt amount												$ 101,400,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary												6
Debt Instrument, Term												5 years
Number of offshore supply vessels | vessel												6
Number of remaining vessels relating to loan facility | vessel																															5
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										20,000,000								20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										20,000,000								20,000,000
Debt amount											$ 20,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary											2
Debt Instrument, Term											5 years
Number of container vessels | containership											2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																										100,900,000								92,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										100,900,000								92,400,000
Debt amount											$ 127,500,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary											2
Debt Instrument, Term											7 years
Number of container vessels | containership											2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																										104,100,000								95,600,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										104,100,000								95,600,000
Debt amount										$ 127,500,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary										2
Debt Instrument, Term										7 years
Number of container vessels | containership										2
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										29,100,000								26,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										$ 29,100,000								26,700,000
Debt amount																																																$ 39,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									2
Debt Instrument, Term									8 years
Number of drybulk carriers | carrier																										2																2
Floating Rate Debt [Member] | US dollar 250 million secured revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																										$ 149,000,000								0
Long-term Debt, by Maturity [Abstract]
Long-term debt																										149,000,000								0
Debt amount								$ 250,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary								17
Available amount under revolving part of credit facility																										0								0
Number of vessels against which loan was secured | carrier								17
Debt Instrument, Term								3 years
Floating Rate Debt [Member] | US dollar 166 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																										131,700,000								117,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										131,700,000								117,900,000
Debt amount							$ 166,400,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary							8
Number of vessels against which loan was secured | carrier							8
Debt Instrument, Term							7 years
Floating Rate Debt [Member] | US dollar 210 million secured term loan facility (Maersk) [Member]
Debt Instrument [Line Items]
Long-term debt																										187,000,000								173,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										187,000,000								173,900,000
Debt amount						$ 210,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary						3
Number of vessels against which loan was secured | carrier						3
Debt Instrument, Term						5 years
Number of vessels delivered | carrier						(1)																		(2)	(2)
Floating Rate Debt [Member] | US Dollar 76 Million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt																										74,700,000								69,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										74,700,000								69,500,000
Debt amount			$ 76,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary			2
Number of vessels against which loan was secured | carrier			2
Debt Instrument, Term			7 years
Interest Expense [Member]
Long-term Debt, by Maturity [Abstract]
Amortization of deferred charges																								$ 100,000		1,800,000
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures																										0
Long-term debt																																		151,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																																		151,700,000
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures																										225,000,000
Long-term debt																										225,000,000								212,230,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																										225,000,000								212,230,000
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures																										$ 63,218,000
Reported Value Measurement [Member] | NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt																																		77,722,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																																		$ 77,722,000